UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


ROBECO-SAGE TRITON FUND, L.L.C.

Financial Statements (unaudited)

For the six-month period ended September 30, 2008

                         Robeco-Sage Triton Fund, L.L.C.
                                Table of Contents

Financial Statements (unaudited):

Schedule of Investments ..................................................     1
Statement of Assets and Liabilities ......................................     4
Statement of Operations ..................................................     5
Statements of Changes in Members' Capital ................................     6
Statement of Cash Flows ..................................................     7
Financial Highlights .....................................................     8
Notes to Financial Statements ............................................     9
Advisory Agreement Approval ..............................................    26

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission's website at http://www.sec.gov.

                         Robeco-Sage Triton Fund, L.L.C.
                       Schedule of Investments (unaudited)
                               September 30, 2008

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

                                  (PIE CHART)

Long/Short Equity - 35.6%
Event-Driven - 28.2%
Multi-Strategy Relative Value - 7.9%
Macro - 7.5%
Structured Credit - 7.4%
Distressed - 7.3%
Fundamental Market Neutral - 4.2%
Credit - 1.1%
Fixed Income Relative Value - 0.8%


                                                                                                %* OF
                                                                                              MEMBERS'
PORTFOLIO FUND                                                      COST           VALUE       CAPITAL     LIQUIDITY**
-------------------------------------------------------------   ------------   ------------   --------   --------------
LONG/SHORT EQUITY:
Alson Signature Fund Offshore, Ltd.                             $  3,760,000   $  3,806,360     3.29%       Quarterly
Apis Offshore Capital, Ltd.                                        3,000,000      2,580,295     2.23%       Quarterly
Cantillon World, Ltd.                                              1,800,000      2,095,905     1.81%        Monthly
Clovis Capital Partners (Cayman), Ltd.                             3,010,000      3,284,336     2.83%       Quarterly
Coeus Capital Offshore, Ltd.                                       3,500,000      3,345,315     2.89%       Quarterly
Criterion Capital Partners, Ltd.                                   3,150,000      3,516,996     3.03%        Monthly
Elm Ridge Value Partners Offshore Fund, Inc.                       3,300,000      3,585,775     3.10%       Quarterly
Highline Capital International, Ltd.                               4,400,000      4,945,838     4.27%       Quarterly
Ivory Offshore Flagship Fund, Ltd.                                 3,060,000      3,495,123     3.02%       Quarterly
North Run Offshore Partners, Ltd.                                  2,750,000      2,435,551     2.10%       Quarterly
PFM Diversified Offshore Fund, Ltd.                                4,400,000      4,180,508     3.61%       Quarterly
Tracer Capital Offshore Fund, Ltd.                                 1,045,934      1,000,772     0.86%       Quarterly
                                                                ------------   ------------    -----
   TOTAL LONG/SHORT EQUITY                                        37,175,934     38,272,774    33.04%
                                                                ------------   ------------    -----

                         Robeco-Sage Triton Fund, L.L.C.
                 Schedule of Investments (unaudited)(continued)
                               September 30, 2008

                                                                                                %* OF
                                                                                              MEMBERS'
PORTFOLIO FUND                                                      COST           VALUE       CAPITAL     LIQUIDITY**
-------------------------------------------------------------   ------------   ------------   --------   --------------
EVENT DRIVEN:
Altima Global Special Situations Fund, Ltd.                     $  3,000,000   $  3,159,830     2.73%       Quarterly
CSO, Ltd.                                                          2,600,000      1,555,430     1.34%     Quarterly***
Elliott International, Ltd.                                        1,500,000      2,626,410     2.27%       Quarterly
Eton Park Overseas Fund, Ltd.                                      3,950,000      4,858,564     4.19%      Bi-Annually
Fir Tree International Value Fund, Ltd.                            2,247,746      2,095,083     1.81%      Bi-Annually
Magnetar Capital Fund, Ltd.                                        3,250,000      3,038,384     2.62%     Semi-Annually
Montrica Global Opportunities Fund                                 3,350,000      2,875,515     2.48%       Annually
Octavian Global Fund, Ltd.                                         3,000,000      2,742,428     2.37%       Quarterly
Perry Partners International, Inc.                                 4,160,000      4,300,234     3.71%       Annually
Taconic Opportunity Offshore Fund, Ltd.                            3,500,000      3,078,680     2.66%       Quarterly
                                                                ------------   ------------    -----
   TOTAL EVENT DRIVEN                                             30,557,746     30,330,558    26.18%
                                                                ------------   ------------    -----
MACRO:
Brevan Howard Emerging Markets Strategies Fund Limited             3,150,000      2,932,937     2.53%        Monthly
QFS Global Macro Hedge Fund, Ltd.                                  2,100,000      2,232,137     1.93%        Monthly
Wexford Offshore Spectrum Fund                                     2,468,775      2,894,124     2.50%       Quarterly
                                                                ------------   ------------    -----
   TOTAL MACRO                                                     7,718,775      8,059,198     6.96%
                                                                ------------   ------------    -----
STRUCTURED CREDIT:
Cerberus International, Ltd.                                       4,250,000      4,117,192     3.56%       Quarterly
D.B. Zwirn Special Opportunities Fund, Ltd.                          226,779        171,849     0.15%     Bi-Annually+
Dune Capital International, Ltd.                                     718,583        638,967     0.55%    Semi-Annually+
Petra Offshore Fund L.P.                                           1,950,000      1,496,455     1.29%       Quarterly
Sorin Offshore Fund, Ltd.                                          1,900,000      1,552,531     1.34%       Quarterly
                                                                ------------   ------------    -----
   TOTAL STRUCTURED CREDIT                                         9,045,362      7,976,994     6.89%
                                                                ------------   ------------    -----
DISTRESSED:
Greywolf Capital Overseas Fund                                        66,601         91,495     0.08%       Annually
Matlin Patterson Distressed Opportunities Fund, Ltd.               2,600,000      2,184,466     1.88%     Semi-Annually
Redwood Offshore Fund, Ltd.                                        2,660,000      2,858,074     2.47%      Bi-Annually
Wexford Offshore Credit Opportunities Fund Limited                 2,600,000      2,763,724     2.39%       Quarterly
                                                                ------------   ------------    -----
   TOTAL DISTRESSED                                                7,926,601      7,897,759     6.82%
                                                                ------------   ------------    -----
MULTI-STRATEGY RELATIVE VALUE:
Bennelong Asia Pacific Multi-Strategy Equity Fund                  2,600,000      2,474,109     2.14%        Monthly
Citadel Kensington Global Strategies Fund, Ltd.                    3,649,266      4,068,368     3.51%      Bi-Annually
Sandleman Partners Multi-Strategy Fund, Ltd.                       2,349,422      1,919,654     1.66%      Quarterly+
                                                                ------------   ------------    -----
   TOTAL MULTI-STRATEGY RELATIVE VALUE                             8,598,688      8,462,131     7.31%
                                                                ------------   ------------    -----
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short Limited      3,310,000      4,449,981     3.84%        Monthly
                                                                ------------   ------------    -----

                         Robeco-Sage Triton Fund, L.L.C.
                 Schedule of Investments (unaudited)(concluded)
                               September 30, 2008

                                                                                                %* OF
                                                                                              MEMBERS'
PORTFOLIO FUND                                                      COST           VALUE       CAPITAL     LIQUIDITY**
-------------------------------------------------------------   ------------   ------------   --------   --------------
CREDIT:
Latigo Offshore Ltd.                                            $  1,324,196   $  1,224,720     1.06%       Quarterly
                                                                ------------   ------------    -----
   TOTAL CREDIT                                                    1,324,196      1,224,720     1.06%
                                                                ------------   ------------    -----
FIXED INCOME RELATIVE VALUE:
The Drake Absolute Return Fund, Ltd.                               1,037,500        897,015     0.77%      Quarterly+
                                                                ------------   ------------    -----
   TOTAL FIXED INCOME RELATIVE VALUE                               1,037,500        897,015     0.77%
                                                                ------------   ------------    -----
   TOTAL PORTFOLIO FUNDS                                        $106,694,802   $107,571,130    92.87%
                                                                ============   ============    =====

*    Percentages are based on Members' Capital at end of period of $115,832,117

** Liquidity terms shown apply after lock-up provisions. See Note 11.L for a description of lock-up provisions.

***  Portfolio Fund has suspended redemptions.

+ Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors.

The aggregate cost of investments for tax purposes was $106,694,802. Net unrealized appreciation on investments for tax purposes was $876,328 consisting of $7,088,631 of gross unrealized appreciation and ($ 6,212,303) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 92.87% of Members' Capital, have been fair valued as described in Note 2.B.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.
                Statement of Assets and Liabilities (unaudited)
                               September 30, 2008

ASSETS
Investments in Portfolio Funds, at fair value
  (cost $106,694,802)                                              $107,571,130
Cash and cash equivalents                                            16,768,161
Receivable from Portfolio Funds                                         226,796
Due from Adviser                                                        181,249
Other assets                                                                 24
                                                                   ------------
      Total assets                                                  124,747,360
                                                                   ------------
LIABILITIES
Redemptions payable                                                   7,086,183
Capital contributions received in advance                             1,171,000
Management fee payable                                                  449,178
Professional fees payable                                               133,402
Administration fees payable                                              10,045
Board of Managers' fees payable                                           6,943
Other accrued expenses                                                   58,492
                                                                   ------------
      Total liabilities                                               8,915,243
                                                                   ------------

      NET ASSETS                                                   $115,832,117
                                                                   ============
MEMBERS' CAPITAL
Net capital                                                        $116,968,786
Accumulated net investment loss                                      (5,280,613)
Accumulated net realized gain on Portfolio Funds                      3,267,616
Net unrealized appreciation on investments in Portfolio Funds           876,328
                                                                   ------------
      Members' Capital                                             $115,832,117
                                                                   ============
      NET ASSET VALUE PER UNIT (BASED ON 130,093 UNITS
         OUTSTANDING)                                              $     890.38
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.
                      Statement of Operations (unaudited)
               For the six-month period ended September 30, 2008

INVESTMENT INCOME
   Interest                                                        $    216,949
                                                                   ------------
      Total investment income                                           216,949
                                                                   ------------
EXPENSES
   Management fee                                                       943,197
   Professional fees                                                    135,364
   Administration fee                                                    70,953
   Board of Managers' fees                                                9,000
   Custody fee                                                            6,288
   Other expenses                                                        68,019
                                                                   ------------
      Total expenses                                                  1,232,821
      Fund expenses reimbursed                                         (133,090)
                                                                   ------------
   Net Expenses                                                       1,099,731
                                                                   ------------
Net Investment Loss                                                    (882,782)
                                                                   ------------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS IN
PORTFOLIO FUNDS
   Net Realized Loss on Investments in Portfolio Funds                 (385,675)
   Net Change in Unrealized Appreciation on Investments
      in Portfolio Funds                                             (9,472,854)
                                                                   ------------
   Net Realized and Unrealized Losses                                (9,858,529)
                                                                   ------------
   Realized and Unrealized Gains/(Losses) on Investment
      in Portfolio Funds                                           $(10,741,311)
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        Robeco-Sage Triton Fund, L.L.C.
                   Statements of Changes in Members' Capital

                                                     For the six-month
                                                       period ended          For the
                                                    September 30, 2008     year ended
                                                        (unaudited)      March 31, 2008
                                                    ------------------   --------------
FROM INVESTMENT ACTIVITIES
   Net investment loss*                                $   (882,782)      $ (1,815,504)
                                                       ------------       ------------
   Net realized gain/(loss) on investments
      in Portfolio Funds                                   (385,675)         2,120,271
   Net change in unrealized Appreciation
      on investments in Portfolio Funds                  (9,472,854)        (5,024,457)
                                                       ------------       ------------
   Net realized and unrealized gains/(losses)            (9,858,529)        (2,904,186)
                                                       ------------       ------------

         Net increase/(decrease) in Members' Capital
            derived from investment activities          (10,741,311)        (4,719,690)
                                                       ------------       ------------

MEMBERS' CAPITAL TRANSACTIONS
   Sales of Units/Interests                              30,394,436         50,350,031
   Redemptions of Units/Interests                       (27,768,593)        (7,403,879)
                                                       ------------       ------------
                                                          2,625,843         42,946,152
                                                       ------------       ------------

Net Increase/(Decrease) in Members' Capital              (8,115,468)        38,226,462
Members' Capital at Beginning of Period                 123,947,585         85,721,123
                                                       ------------       ------------
Members' Capital at End of Period                      $115,832,117       $123,947,585
                                                       ============       ============
Accumulated Net Investment Loss                        $ (5,280,613)      $ (4,397,831)
                                                       ============       ============


*    Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.
                      Statement of Cash Flows (unaudited)
               For the six-month period ended September 30, 2008

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Net decrease in Members' Capital derived from investment
   activities                                                      $(10,741,311)
Adjustments to reconcile net increase in Members' Capital
   derived from investment activities to cash provided
   by operating activities:
      Purchases of Portfolio Funds                                  (19,250,000)
      Sales of Portfolio Funds                                       21,852,017
      Net change in unrealized appreciation on investments in
         Portfolio Funds                                              9,472,854
      Net realized loss on investments in Portfolio Funds               385,675
      Increase in due from Adviser                                     (133,091)
      Decrease in receivable from Portfolio Funds                     3,207,579
      Decrease in other assets                                            1,371
      Decrease in administration fee payable                            (23,985)
      Decrease in management fee payable                                (15,525)
      Increase in professional fees payable                              40,147
      Decrease in other accrued expenses                                (35,575)
                                                                   ------------
Net cash provided by operating activities                             4,760,156
                                                                   ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Units                                         30,385,436
Redemptions of Units                                                (21,295,575)
                                                                   ------------
Net cash provided by financing activities                             9,089,861
                                                                   ------------

Net increase in cash and cash equivalents                            13,850,017
Cash and cash equivalents, beginning of period                        2,918,144
                                                                   ------------
Cash and cash equivalents, end of period                           $ 16,768,161
                                                                   ============

SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Contributions received in advance in prior year                    $  1,180,000
                                                                   ============
Redemptions payable                                                $  7,086,183
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.
                              Financial Highlights

                                                  For the                                                         For the period
                                                 six-month       For the    For the      For the    For the     September 30, 2003
                                                period ended   year ended  year ended  year ended  year ended    (commencement of
                                               September 30,    March 31,   March 31,   March 31,   March 31,  operations) through
                                                    2008          2008        2007        2006        2005        March 31, 2004
                                              ---------------  ----------  ----------  ----------  ----------  -------------------
PER UNIT OPERATING PERFORMANCE
Beginning net asset value                     $ 971.35         $1,000.00
                                              --------         ---------
Income from operations:
   Net investment loss                           (6.49)           (16.53)
   Net realized and unrealized appreciation/
      (depreciation) from Portfolio Funds       (74.48)           (12.12)
                                              --------         ---------
Net change in net assets
   resulting from operations                    (80.97)           (28.65)
                                              --------         ---------
Ending net asset value                        $ 890.38         $  971.35
                                              ========         =========
Total Return                                     (8.34)%(1)        (2.87)%     9.34%      10.44%       4.21%          5.73%(1)

Net assets, end of period (000's)             $115,832         $ 123,948    $85,721     $54,564     $36,111        $20,884

RATIOS TO AVERAGE NET ASSETS
Expenses, before waivers
   and reimbursements (2)                         1.96%(3)          2.02%      2.28%       2.30%       2.58%          5.29%(3)
Expenses, net of waivers
   and reimbursements (2)                         1.75%(3)(5)       1.70%      1.70%       1.70%       1.70%          2.25(3)
Net investment loss, before waivers
   and reimbursements                            (1.61)%(3)        (1.94)%    (2.18)%     (2.19)%     (2.55)%        (5.29)%(3)
Net investment loss, net of waivers
   and reimbursements                            (1.40)%(3)        (1.62)%    (1.60)%     (1.59)%     (1.68)%        (2.25)%(3)

Portfolio turnover rate                          16.26%(4)         18.26%     14.42%      17.09%      14.34%          7.18%(4)

*    The Fund became unitized effective April 1, 2007.

(1)  Total return is for the period indicated and has not been annualized.

(2)  Expenses of Portfolio Funds are not included in the expense ratio.

(3)  Annualized.

(4)  Not annualized.

(5) Expense ratio is greater then the expense cap of 1.70% due to inclusion of extraordinary expenses that are not covered by the expense cap.

Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.
                    Notes to Financial Statements (unaudited)
                               September 30, 2008

1. ORGANIZATION

The Robeco-Sage Triton Fund, L.L.C. (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund is a "fund of funds" that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and units of limited liability interests ("Units") are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it permits investments in relatively modest minimum denominations and that it has registered as an investment company under the 1940 Act. The Fund commenced operations on September 30, 2003. The Fund filed a registration statement under the Securities Act of 1933, as amended (the "1933 Act"), which was declared effective on April 16, 2007, commencing a public offering of its interests. Effective April 1, 2007, interests were offered in the form of units.

The Fund's investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Fund intends to accomplish its investment objective by investing its assets primarily in private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies.

Investors who purchase Units and who are admitted to the Fund by its Board of Managers ("the Board"), will become members of the Fund ("Members").

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require the Adviser (See
Note 3) to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Adviser under the general supervision of the Board.

Such fair value generally represents the Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Fund. Management considers information provided by the Portfolio Fund regarding the methods they use to value underlying investments of the Portfolio Fund in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund or Portfolio Funds could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

The Fund's valuation procedures require the Adviser, as defined below, to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the Portfolio Fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

With respect to a Portfolio Fund, which represents 1.29% of Members' Capital as of September 30, 2008, the Valuation Committee of the Board has approved a fair valuation methodology recommended by management that reflects a discount to the valuation provided by the Portfolio Manager. The value of this Portfolio Fund shown in the Schedule of Investments reflects this adjusted valuation. Management continues to monitor the appropriateness of this fair valuation methodology, which may be adjusted or revised as the Valuation Committee determines is warranted.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions (continued)

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription in or the redemption from the Portfolio Fund. Interest income is recorded on an accrual basis of interest earned on cash balances.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157 is effective for the Fund's financial statement periods beginning after December 1, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 - Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date. All investments in Portfolio Funds are included in this level.

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at September 30, 2008:

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments carried at value:

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--     $107,571,130   $107,571,130

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions (continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                   INVESTMENTS IN
                                                   PORTFOLIO FUNDS
                                                   ---------------
BALANCE AS OF 3/31/08                                $120,031,676
Accrued discounts/premiums                                     --
Realized gain/(loss)                                     (385,675)
Change in unrealized appreciation/(depreciation)       (9,472,854)
Net purchase/(sales)                                   (2,602,017)
Net transfers in/and or out of Level 3                         --
                                                     ------------
BALANCE AS OF 9/30/08                                $107,571,130
                                                     ============

C. Income Taxes

Counsel to the Fund has rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also has rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund adopted the provisions of FIN 48 as of April 1, 2007. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

F. Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. RELATED PARTY TRANSACTIONS AND OTHER

RELATED PARTIES
Robeco Investment Management, Inc. (the "Adviser"), serves as the investment adviser of the Fund. Prior to January 1, 2007, Robeco-Sage Capital Management, L.L.C., a wholly-owned subsidiary of Robeco USA, Inc., served as the investment adviser of the Fund. Effective January 1, 2007, Robeco-Sage Capital Management, L.L.C. was merged into its parent, Robeco USA, Inc. (which changed its name to Robeco Investment Management, Inc. after the merger). The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a subsidiary of Robeco Groep, N.V. ("Robeco") and is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund.

In consideration of these investment advisory services and pursuant to an advisory agreement between the Fund and the Adviser (the "Advisory Agreement"), the Fund pays the Adviser a quarterly fee at an annualized rate of 1.50% of the average net assets of the Fund during the calendar quarter (the "Management Fee"). The Management Fee is payable in arrears within five business days after the end of the quarter. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement. The accompanying Statement of Assets and Liabilities includes a Management Fee payable of $449,178.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

RELATED PARTIES (CONCLUDED)
Robeco Securities, L.L.C., an affiliate of the Adviser, serves as a distributor of the Units and serves in that capacity on a reasonable best efforts basis. The distributors may impose a sales load with respect to each Member of up to 2.00% of the Member's investment amount. No sales loads were charged by Robeco Securities, L.L.C. during the year.

Cooperatieve Centrale Raiffeissen - Boerenleen Bank B.A. ("Rabobank"), the ultimate parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict the investments and transactions by the Fund. Rabobank may be deemed to control the Fund for purposes of the BHCA.

An affiliate of the Adviser has invested in the Fund primarily as a seed investor. There were no capital transactions for this affiliate during the period. At September 30, 2008 the affiliate capital balance was $481,536.

OTHER
SEI Investments Global Fund Services (the "Administrator") provides fund accounting, transfer agency and other services pursuant to an administration agreement dated December 2, 2003 (the "Administration Agreement"). In consideration of such services, the Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. In consideration for such services, the Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

Each member of the Board, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual fee of $6,000. Any Board member who is an "interested person" does not receive any annual or other fee from the Fund. All Board members are reimbursed by the Fund for reasonable out-of-pocket expenses.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

4. FUND EXPENSES

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the Advisory Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Fund's account, all costs and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Fund; audit and tax preparation fees and expenses of the Fund; administrative expenses and fees; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Management Fee; fees and travel-related and other expenses of members of the Board of Managers who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses of the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance allocation would generally be payable to the Portfolio Manager. In such cases, the fees may differ from, and could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board and Members.

Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Fund and do not reflect management fees, advisory fees, brokerage commissions, and other fees and expenses incurred by the funds in which the Fund invested. These amounts are included in realized and unrealized gain (loss) on investments in funds in the statement of operations.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser (or its affiliate) has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses), to the extent necessary to limit the ordinary operating expenses of the Fund to 1.7% per annum of the Fund's average monthly net assets (the "Expense Limitation"). Therefore, the accompanying Statement of Assets and Liabilities includes a receivable from the Adviser of $181,249 for the reimbursement of excess expenses.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

4. FUND EXPENSES (CONCLUDED)

In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. As of March 31, 2008, the amount of the carryforward is $1,047,846 which includes $299,353, $391,995 and $356,498 from the fiscal years ending March 31, 2006, 2007 and 2008, respectively. The Expense Limitation Agreement will remain in effect until terminated by the Adviser or the Fund. None of the fees charged to the Fund by a Portfolio Fund will be subject to the Expense Limitation Agreement.

5. MEMBERS' CAPITAL

Unit transactions for the six-month period ended September 30, 2008 were as follows:

Units outstanding at beginning of period   127,603
Units issued                                31,274
Units redeemed                             (28,784)
                                           -------
Units outstanding at end of period         130,093
                                           =======

The Fund is authorized to issue Units the value of which at time of issuance is not to exceed $250 million in aggregate.

6. BORROWINGS

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

The Fund has established a line of credit with the Adviser. The line of credit is used primarily for bridge financing purposes, but may be accessed by the Fund to purchase Portfolio Funds, to meet repurchase requests, and for cash management purposes. Borrowings under the line of credit do not bear any interest. The Fund does not pay a facility fee. At September 30, 2008, the Fund had no outstanding borrowings.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

7. CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member which will have an opening balance equal to the Member's initial contribution to the capital of the Fund (net of any applicable sales load). The Fund has chosen to utilize a "per unit" method to account for Members' capital effective at the inception of the Fund. A Member's contribution is used to purchase Units in the Fund. The Units represent the capital account maintained on the Member's behalf that reflects the Member's pro rata share of the Fund's capital. A Member's capital account is used to facilitate tax reporting to the Member. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Fund in that amount. Each Member's capital account will be increased by the amount of contributions by the Member to the capital of the Fund, plus any amounts credited to the Member's capital account as described below. Similarly, each Member's capital account will be reduced by the sum of the amount of any repurchase by the Fund of the Units of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts charged against the Member's capital account as described below.

Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of business on the first to occur of the following: (i) the last day of a fiscal year (March 31); (ii) the last day of a taxable year (December 31); (iii) the day preceding any day on which a contribution to the capital of the Fund is made; (iv) any day on which the Fund repurchases any Units of any Member; or (v) any day on which any amount is credited to or charged against the capital account of any Member other than an amount to be credited to or charged against the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage will be determined for each Member as of the start of each fiscal period by dividing the balance of the Member's capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or charged against the capital accounts of all Members as of the last day of the fiscal period in accordance with Members' respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), after giving effect to contributions and before giving effect to any repurchases by the Fund of Units, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

8. SUBSCRIPTIONS AND REDEMPTIONS OF UNITS

During the period the minimum initial investment in the Fund from each investor was $250,000, and the minimum additional investment in the Fund was $100,000. However, clients of Robeco Securities, or other dealers authorized to sell Units, could make minimum initial investments of $100,000 and minimum additional investments of $25,000. Effective October 1, 2008, the Board reduced the minimum initial and minimum additional investments to $100,000 and $25,000 respectively, for all investors. The minimum initial and additional investment for employees of the Adviser or a selling agent of the Fund and their affiliates, and members of their immediate families and, in the sole discretion of the Adviser, as applicable, members of the Board, attorneys and other professionals engaged on behalf of the Fund and members of their immediate families, is $25,000. Fund and their affiliates, and members of their immediate families and, in the sole discretion of the Adviser, as applicable, members of the Board, attorneys and other professionals engaged on behalf of the Fund and members of their immediate families, is $25,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board.

Units are not redeemable and a Member has no right to require the Fund to redeem its Units. The Fund will from time to time make offers to repurchase Units from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units or portions thereof from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Units from Members as of the last business day of March, June, September, and December. Effective March 1, 2006, a repurchase fee equal to 2.0% of the value of a Unit (or portion of a Unit) repurchased, which is retained by the Fund, will apply if the date as of which the Unit is to be valued for purposes of repurchase is less than one year following the date of a Member's investment in the Fund. The fee is intended to offset costs associated with short-term investments in the Fund. If applicable, the repurchase fee will be deducted before payment of the proceeds of a repurchase.

The Board will also consider the following factors, among others, in making their determination of the amount of the tender offer: (i) whether any Members have requested the Fund to repurchase their Units or portions thereof; (ii) the liquidity of the Fund's assets (including the liquidity of investments held by the Portfolio Funds); (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Units or portions thereof.

9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of the Fund's investment.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

10. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11. CONCENTRATION OF RISK

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

11. CONCENTRATION OF RISK (CONTINUED)

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of a call option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are marked to market on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

11. CONCENTRATION OF RISK (CONTINUED)

G. Repurchase Agreements

Repurchase agreements are agreements under which a Portfolio Fund or the Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them.

H. Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund's investment portfolio.

I. Lending Portfolio Securities

Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which afford it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account's total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

J. When-Issued and Forward Commitment Securities

Portfolio Managers may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

11. CONCENTRATION OF RISK (CONTINUED)

J. When-Issued and Forward Commitment Securities (concluded)

pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

K. Restricted and Illiquid Investments

Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund's interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

L. Liquidity

The Portfolio Funds generally provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial or subsequent investments. Certain Portfolio Funds provide for early redemptions, subject to approval, and may charge redemption penalties of 2.0% to 5.0% of net assets. Additionally, certain Portfolio Funds may amend their liquidity provisions and impose additional lock-up restrictions or otherwise restrict the ability of investors to redeem their interests in the fund. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.

Investors in a Portfolio Fund approved a one-year lock-up of investor assets, with quarterly liquidity thereafter. This Portfolio Fund represents 1.29% of Members' Capital as of September 30, 2008.

M. Credit Risk

The Fund will be exposed to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement default.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

11. CONCENTRATION OF RISK (CONCLUDED)

N. Interest Rate Risk

A number of the underlying funds that the Fund invests in may be interest rate sensitive, which means that their value and, consequently, the Net Asset Value of the Fund, may fluctuate as interest rates fluctuate.

12. INVESTMENT TRANSACTIONS

For the six-month period ended September 30, 2008, the Fund had purchases of investments of $19,250,000 and sales of investments of $21,852,017.

13. INVESTMENTS

As of September 30, 2008, the Fund had investments in forty Portfolio Funds, none of which were related parties.

The Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Fund will equal or exceed 25% of the Portfolio Fund's assets or such lower percentage limit as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

Portfolio Funds' Investment Strategies:

CREDIT
Credit strategies involve various trading techniques used to capture price inefficiencies within or across a company's capital structure. Intra-capital structure arbitrage seeks to profit by identifying mispricings within a single company's capital structure. Purchasing senior bonds and selling junior bonds is an example of an intra-capital structure arbitrage trade. Inter-capital structure arbitrage is also included in this sub-strategy. These trades, similar to equity pair trades, involve the buying and selling of different fixed income securities across two different companies.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

13. INVESTMENTS (CONTINUED)

Portfolio Funds' Investment Strategies (continued):

DISTRESSED
These Portfolio Funds invest in, and occasionally sell short, the securities of companies where the security's price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the Portfolio Manager's style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain Portfolio Managers, but it is not typical in this strategy.

EVENT-DRIVEN
Event-Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

FIXED INCOME RELATIVE VALUE
Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company's capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these Portfolio Funds can profit even from small mis-pricings.

FUNDAMENTAL MARKET NEUTRAL
Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk.

LONG/SHORT EQUITY
In Long/Short Equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers' stock picking abilities, on both the long and the short side, is key to the success of these Portfolio Funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. Portfolio Funds in this category include those that may or may not have a sector, style or capitalization bias. Portfolio Managers of these Portfolio Funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(concluded)

13. INVESTMENTS (CONCLUDED)

Portfolio Funds' Investment Strategies (concluded):

MACRO
Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets.

MULTI-STRATEGY RELATIVE VALUE
In Multi-Strategy Relative Value funds, the Portfolio Manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

STRUCTURED CREDIT
Portfolio Managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company's assets. The Portfolio Manager is usually the "lender of last resort" and will lend at terms that are beneficial to the Portfolio Fund.

14. TENDER OFFER

On September 5, 2008, the Fund offered to purchase up to $25,000,000 of Units tendered by Members of the Fund at a price equal to the net asset value as of December 31, 2008. In October 2008, the Fund accepted tender offer requests of approximately $3,400,000. The final tender amount will be based upon the December 31, 2008 net asset value.

15. SUBSEQUENT EVENTS

Subsequent to period-end through November 26, 2008, the Fund received $2,296,000 of subscriptions.

A Portfolio Fund constituting 1.34% of Members' Capital as of September 30, 2008 has announced that it is liquidating its portfolio and returning cash to investors. Additionally, a Portfolio Fund constituting 1.34% of Members Capital as of September 30, 2008 has suspended redemptions.

Effective October 1, 2008, the Fund began operating through a master/feeder structure in which investments in Portfolio Funds are made through Robeco-Sage Triton Master Fund, L.L.C. (the "Master Fund"). The Portfolio Funds in which the Fund was invested at September 30, 2008 were transferred to the Master Fund. The Master Fund has the same investment objective and substantially the same investment policies as those of the Fund.

                          ADVISORY AGREEMENT APPROVAL

The investment advisory agreement between Robeco-Sage Triton Fund, L.L.C., a Delaware limited liability company (the "Fund"), and Robeco Investment Management, Inc., a Delaware corporation (the "Adviser") (the "Advisory Agreement"), may be continued in effect from year to year subject to approval by: (i) the Fund's Board of Managers (the "Board"); or (ii) vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Fund; provided that, in either event, the continuance must also be approved by a majority of the managers who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 8, 2008, a majority of the Managers, including a majority of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year. Additionally, the Board approved certain changes to that agreement, as reflected in an amended Advisory Agreement (the "Amended Advisory Agreement") that would take effect upon the consummation of the proposed restructuring of Triton into a master/feeder structure (the "Restructuring"). In considering whether to renew the Advisory Agreement and whether to approve the Amended Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services rendered to the Fund by the Adviser and the fees paid by the Fund to the Adviser under the Advisory Agreement and those that would be paid to the Adviser upon the Amended Advisory Agreement taking effect; (ii) information concerning the individuals responsible for the day to day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. The Managers reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Fund. In particular, the Board reviewed the compliance and administrative services provided to the Fund by the Adviser, including its oversight of the Fund's day-to-day operations and its oversight of Fund accounting services. The Board observed that the nature and scope of services to be provided under the Amended Advisory Agreement are substantially identical to those being provided under the existing Advisory Agreement. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Advisory Agreement, and that these services were of high quality. The Board also concluded that the Fund should continue to receive such services both under the existing agreement and the Amended Advisory Agreement, upon taking effect.

(b) INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. In connection with the evaluation of the services provided by the Adviser, the Board also considered the investment performance of the Fund, and compared the performance of the Fund to that of the S&P 500 Index and the HFRI Fund of Funds Diversified Index covering periods since the Fund's inception until March 31, 2008. The Board noted the Fund's approximately 29.2% cumulative returns since its inception and found the Fund's overall returns to be generally satisfactory, particularly in light of its relatively low volatility and the general market conditions.

                    ADVISORY AGREEMENT APPROVAL (CONCLUDED)

(c) COST OF THE SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUND. The Managers also considered the cost of the services provided by the Adviser. Under the existing Advisory Agreement, the Fund pays the Adviser a fee at the annual rate of 1.50% of the Fund's average net assets, and under the terms of the Amended Advisory Agreement, it was proposed that this fee be reduced in half to 0.75% of the Fund's average net assets. The Board observed that this fee will not be charged to the Fund so long as the Fund remains substantially invested in Robeco-Sage Triton Master Fund, L.L.C. (the "Master Fund"). It was also considered that the Master Fund's advisory agreement with the Adviser likewise provides for a 0.75% fee to be paid to the Adviser, which, upon the Restructuring, would indirectly be borne by the Fund as an investor in the Master Fund. The Board further observed that, as a result of the Restructuring, the Fund should continue to have a similar total expense ratio to the current ratio because the Fund would begin to be subject to a distribution fee at the annual rate of 0.75% of the Fund's net assets. In this regard, it was considered that the Fund would continue to be subject to an annual total expense cap of 1.70% of its average monthly net assets. The Board also considered that, in addition to the fees charged by the Adviser, the Fund also bears the advisory fees charged by the Portfolio Funds.

The Managers reviewed information comparing both the services rendered and the fees paid under the Advisory Agreement to other contracts of the Adviser and to other contracts of other advisers with respect to various similar closed-end registered investment companies. In particular, the Board evaluated the Fund's contractual fee rate for advisory services as compared to the contractual fee rate of other closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Fund's (and the Master Fund's) advisory fee rate compared favorably to the fee rates paid by such other similar registered funds.

The profitability realized by the Adviser was also considered. The Board relied principally on information furnished by the Adviser relating to the costs and profitability of the Adviser from its relationship with the Fund (the "Profitability Analysis"). After reviewing the information contained in the Profitability Analysis, the Board determined that, given the overall performance of the Fund and the quality of services provided, the current profitability of the Adviser was reasonable.

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Independent Managers concluded that, although the net assets of the Fund have grown since its inception, the Fund has not reached an appropriate size to support fee reductions based on economies of scale realized by the Adviser. However, the Independent Managers noted that they would consider negotiating fee reductions as the Fund's assets grow to more significant levels.

CONCLUSION. Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of both the Advisory Agreement and the Amended Advisory Agreement, including applicable fees and expenses, were fair and reasonable in light of the nature, extent and quality of services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present in person at the September 8, 2008 meeting, including a majority of the Independent Managers, approved: (i) the continuance of the Advisory Agreement for an additional period until consummation of the Restructuring, but in no event greater than one year; and (ii) the Amended Advisory Agreement to take effect upon consummation of the Restructuring.

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    Robeco-Sage Triton Fund, L.L.C.


By (Signature and Title)*                       /s/ Timothy J. Stewart
                                                ------------------------
                                                Timothy J. Stewart
                                                Chief Executive Officer


Date : December 9, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ Timothy J. Stewart
                                                ------------------------
                                                Timothy J. Stewart
                                                Chief Executive Officer

Date: December 9, 2008


By (Signature and Title)*                       /s/ Matthew J. Davis
                                                ------------------------
                                                Matthew J. Davis
                                                Chief Financial Officer


Date: December 9, 2008

* Print the name and title of each signing officer under his or her signature.